Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.43%
Communication services: 12.24%
Entertainment: 10.48%
Live Nation Entertainment, Inc.†	107,206	$16,218,124
Nintendo Co. Ltd. ADR	547,182	13,143,312
Roblox Corp. Class A†	161,683	17,009,051
Spotify Technology SA†	11,042	8,472,968
TKO Group Holdings, Inc. Class A	73,404	13,355,858
		68,199,313
Media: 1.76%
Trade Desk, Inc. Class A†	158,732	11,427,117
Consumer discretionary: 15.16%
Broadline retail: 2.24%
MercadoLibre, Inc.†	5,575	14,570,987
Hotels, restaurants & leisure: 7.87%
DoorDash, Inc. Class A†	43,203	10,649,972
DraftKings, Inc. Class A†	243,668	10,450,920
Hilton Worldwide Holdings, Inc.	65,270	17,384,012
Viking Holdings Ltd.†	238,466	12,707,853
		51,192,757
Household durables: 1.09%
PulteGroup, Inc.	67,356	7,103,364
Specialty retail: 3.96%
Burlington Stores, Inc.†	46,473	10,811,479
Carvana Co. Class A†	44,490	14,991,350
		25,802,829
Financials: 13.82%
Capital markets: 7.28%
LPL Financial Holdings, Inc.	33,855	12,694,609
Morningstar, Inc.	30,220	9,486,965
Robinhood Markets, Inc. Class A†	164,628	15,414,120
Tradeweb Markets, Inc. Class A	67,035	9,813,924
		47,409,618
Financial services: 5.54%
Adyen NV ADR†	454,328	8,318,746
Affirm Holdings, Inc.†	105,446	7,290,536
Equitable Holdings, Inc.	204,306	11,461,566
Toast, Inc. Class A†	203,434	9,010,092
		36,080,940
Insurance: 1.00%
Ryan Specialty Holdings, Inc. Class A	95,287	6,478,563
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care: 10.98%
Biotechnology: 4.80%
Alnylam Pharmaceuticals, Inc.†	40,790	$13,301,211
Argenx SE ADR†	10,788	5,946,562
Natera, Inc.†	71,095	12,010,789
		31,258,562
Health care equipment & supplies: 2.78%
DexCom, Inc.†	110,948	9,684,651
Penumbra, Inc.†	32,684	8,387,695
		18,072,346
Health care providers & services: 1.43%
RadNet, Inc.†	163,194	9,287,370
Life sciences tools & services: 1.01%
Repligen Corp.†	52,688	6,553,333
Pharmaceuticals: 0.96%
Teva Pharmaceutical Industries Ltd. ADR†	373,214	6,255,067
Industrials: 21.14%
Aerospace & defense: 6.08%
Axon Enterprise, Inc.†	22,453	18,589,737
Curtiss-Wright Corp.	25,708	12,559,643
Howmet Aerospace, Inc.	45,280	8,427,966
		39,577,346
Commercial services & supplies: 3.23%
RB Global, Inc.	87,702	9,313,075
Waste Connections, Inc.	62,482	11,666,639
		20,979,714
Construction & engineering: 3.15%
EMCOR Group, Inc.	17,259	9,231,667
Quanta Services, Inc.	29,842	11,282,663
		20,514,330
Electrical equipment: 2.42%
Vertiv Holdings Co. Class A	122,653	15,749,872
Ground transportation: 1.08%
Saia, Inc.†	25,610	7,016,884
Machinery: 1.78%
RBC Bearings, Inc.†	30,151	11,602,105
Professional services: 0.83%
Parsons Corp.†	75,462	5,415,908
See accompanying notes to portfolio of investments
2 | Allspring Mid Cap Growth Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Trading companies & distributors: 2.57%
Applied Industrial Technologies, Inc.	44,470	$10,337,051
SiteOne Landscape Supply, Inc.†	52,802	6,385,874
		16,722,925
Information technology: 17.99%
Electronic equipment, instruments & components: 1.94%
Novanta, Inc.†	49,270	6,352,381
Teledyne Technologies, Inc.†	12,220	6,260,428
		12,612,809
IT services: 3.56%
Cloudflare, Inc. Class A†	67,979	13,312,328
Gartner, Inc.†	24,415	9,869,031
		23,181,359
Semiconductors & semiconductor equipment: 2.20%
Monolithic Power Systems, Inc.	19,523	14,278,732
Software: 10.29%
AppLovin Corp. Class A†	23,710	8,300,397
Atlassian Corp. Class A†	25,579	5,194,839
CyberArk Software Ltd.†	14,517	5,906,677
Fair Isaac Corp.†	6,515	11,909,160
Monday.com Ltd.†	27,005	8,492,532
Procore Technologies, Inc.†	112,608	7,704,639
Samsara, Inc. Class A†	207,678	8,261,431
Tyler Technologies, Inc.†	18,937	11,226,611
		66,996,286
Materials: 3.30%
Construction materials: 1.66%
Vulcan Materials Co.	41,524	10,830,290
Metals & mining: 1.64%
Carpenter Technology Corp.	38,610	10,671,032
Utilities: 3.80%
Independent power and renewable electricity producers: 3.80%
Vistra Corp.	127,690	24,747,599
Total common stocks (Cost $456,048,575)		640,589,357
See accompanying notes to portfolio of investments
Allspring Mid Cap Growth Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.57%
Investment companies: 1.57%
Allspring Government Money Market Fund Select Class♠∞		4.26%	10,225,612	$10,225,612
Total short-term investments (Cost $10,225,612)				10,225,612
Total investments in securities (Cost $466,274,187)	100.00%			650,814,969
Other assets and liabilities, net	0.00			31,808
Total net assets	100.00%			$650,846,777

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,789,725	$101,455,434	$(96,019,547)	$0	$0	$10,225,612	10,225,612	$113,004
See accompanying notes to portfolio of investments
4 | Allspring Mid Cap Growth Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Mid Cap Growth Fund | 5

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$79,626,430	$0	$0	$79,626,430
Consumer discretionary	98,669,937	0	0	98,669,937
Financials	89,969,121	0	0	89,969,121
Health care	71,426,678	0	0	71,426,678
Industrials	137,579,084	0	0	137,579,084
Information technology	117,069,186	0	0	117,069,186
Materials	21,501,322	0	0	21,501,322
Utilities	24,747,599	0	0	24,747,599
Short-term investments
Investment companies	10,225,612	0	0	10,225,612
Total assets	$650,814,969	$0	$0	$650,814,969
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Mid Cap Growth Fund